ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.6%
Canada	4.2%
Barrick Gold Corp.		933,969	$25,161,125
China	26.6%
Anhui Conch Cement Co, Ltd. - Class H		1,492,500	10,038,571
China Construction Bank Corp. - Class H		9,579,502	7,741,001
China Petroleum & Chemical Corp. - ADR		114,512	4,804,924
China Petroleum & Chemical Corp. - Class H		15,577,745	6,480,350
Country Garden Services Holdings Co. Ltd.		1,313,000	6,105,613
ENN Energy Holdings Ltd.		1,691,716	18,999,940
Industrial & Commercial Bank of China Ltd. - Class H		11,484,003	6,955,881
Jiangsu Expressway Co. Ltd. - Class H		4,548,982	5,342,801
Longfor Group Holdings Ltd.(a)		3,071,372	14,629,149
Tencent Holdings Ltd.		753,575	48,404,991
TravelSky Technology Ltd. - Class H		2,039,000	3,592,625
Xinyi Energy Holdings Ltd.		1,654,948	522,491
Xinyi Solar Holdings Ltd.		17,835,486	16,971,039
Zhejiang Expressway Co. Ltd. - Class H		11,243,315	7,975,014
			158,564,390
Czech Republic	0.9%
Komercni Banka A.S.(b)		236,690	5,502,304
Hong Kong	9.7%
China Mobile Ltd. - ADR		172,771	5,812,016
China Overseas Land & Investment Ltd.		3,885,820	11,734,607
China Overseas Property Holdings Ltd.		11,936,308	12,615,979
China Resources Land Ltd.		2,446,960	9,246,326
Chow Tai Fook Jewellery Group Ltd.		5,521,009	5,302,553
Hong Kong Exchanges & Clearing Ltd.		303,423	12,931,490
			57,642,971
India	13.3%
Apollo Tyres Ltd.		2,272,546	3,254,703
Container Corp. of India Ltd.		1,092,043	6,096,755
HDFC Bank Ltd. - ADR		494,369	22,474,015
ITC Ltd.(b)		3,145,342	8,134,436
Larsen & Toubro Ltd.		784,134	9,811,263
Mahindra & Mahindra Ltd.		1,392,831	9,468,445
Reliance Industries Ltd.		782,655	17,688,908
State Bank of India(b)		910,602	2,155,624
			79,084,149
Jersey	1.5%
Centamin PLC		4,006,478	9,117,807
Mexico	3.1%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,295,122	4,295,771
Wal-Mart de Mexico S.A.B. de C.V.		5,937,204	14,245,983
			18,541,754

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	4.7%
Prosus N.V.(b)		303,453	$28,163,568
Russia	3.5%
Globaltrans Investment PLC - REG - GDR		743,960	4,005,947
Sberbank of Russia PJSC - ADR		72,042	816,956
Sberbank of Russia PJSC - ADR (London International Exchange)		1,386,186	15,748,311
			20,571,214
South Africa	2.3%
Naspers Ltd. - Class N		75,208	13,720,217
South Korea	18.0%
Cheil Worldwide, Inc.		517,049	7,137,284
Com2uS Corp.		45,785	4,508,783
NCSoft Corp.		13,319	9,935,747
Samsung Electronics Co. Ltd.		1,136,614	50,385,110
Samsung Electronics Co. Ltd. - REG - GDR		1,264	1,392,085
SK Hynix, Inc.		193,650	13,853,029
SK Telecom Co. Ltd.		105,803	18,555,773
SK Telecom Co. Ltd. - ADR		93,950	1,815,114
			107,582,925
Taiwan	5.3%
MediaTek, Inc.		866,276	16,949,402
Primax Electronics Ltd.		1,817,384	2,942,437
Tong Yang Industry Co. Ltd.		5,618,643	6,932,282
Win Semiconductors Corp.		500,000	5,052,659
			31,876,780
Turkey	2.3%
BIM Birlesik Magazalar A.S.		963,247	9,555,136
Coca-Cola Icecek A.S.		659,812	4,176,537
			13,731,673
United Arab Emirates	2.2%
Emaar Malls PJSC(b)		19,222,211	7,240,783
Emaar Properties PJSC(b)		7,763,682	5,834,301
			13,075,084
TOTAL COMMON STOCKS (Cost $553,786,033)			582,335,961
TOTAL INVESTMENTS (Cost $553,786,033)	97.6%		582,335,961
NET OTHER ASSETS (LIABILITIES)	2.4%		14,102,522
NET ASSETS	100.0%		$596,438,483

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

At June 30, 2020 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	16.1%
Consumer Discretionary	11.2
Consumer Staples	6.0
Energy	4.9
Financials	13.2
Industrials	6.6
Information Technology	18.6
Materials	7.4
Real Estate	10.3
Utilities	3.3
Total	97.6%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.1%
Brazil	5.8%
Cia de Saneamento Basico do Estado de Sao Paulo(a)		21,100	$223,878
Cielo S.A.		170,000	144,425
Cyrela Brazil Realty SA Empreendimentos e Participacoes		90,300	379,426
Fleury S.A.		42,700	193,081
Grupo SBF S.A.(a)		26,700	160,599
Locaweb Servicos de Internet S.A.(a)(b)		28,423	225,791
Movida Participacoes S.A.(a)		121,196	293,067
Sul America S.A.(a)		50,100	415,220
TOTVS S.A.		67,765	288,476
			2,323,963
Canada	1.0%
Dundee Precious Metals, Inc.		63,326	417,011
China	11.0%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A		18,200	327,126
China Yongda Automobiles Services Holdings Ltd.(a)		315,500	378,163
China Yuhua Education Corp. Ltd.(b)		524,000	429,414
Chongqing Fuling Zhacai Group Co. Ltd. - Class A		33,300	168,978
Livzon Pharmaceutical Group, Inc. - Class H		94,600	481,405
Lonking Holdings Ltd.		1,119,000	341,337
Sany Heavy Equipment International Holdings Co. Ltd.		512,000	237,949
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		240,000	533,259
Shenzhen Expressway Co. Ltd. - Class H		268,000	271,302
Silergy Corp.		14,613	948,346
Skshu Paint Co. Ltd. - Class A		21,000	272,729
			4,390,008
Czech Republic	0.8%
Moneta Money Bank A.S.(b)		139,321	314,618
Greece	2.2%
JUMBO S.A.		22,644	408,303
OPAP S.A.		46,968	447,381
			855,684
Hong Kong	5.7%
Bosideng International Holdings Ltd.		944,000	292,675
China Overseas Grand Oceans Group Ltd.		605,000	341,579
China Overseas Property Holdings Ltd.		400,000	422,776
Nissin Foods Co. Ltd.		352,000	283,124
SITC International Holdings Co. Ltd.		346,000	368,662
Vinda International Holdings Ltd.		157,000	560,517
			2,269,333
Hungary	1.5%
Richter Gedeon Nyrt		29,484	610,513
India	10.0%
Bata India Ltd.		18,695	324,647

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Crompton Greaves Consumer Electricals Ltd.		34,446	$108,972
Dixon Technologies India Ltd.		5,932	455,435
Dr Lal PathLabs Ltd.(b)		20,727	429,985
Godrej Properties Ltd.(a)		26,007	301,713
Info Edge India Ltd.		12,836	469,940
Ipca Laboratories Ltd.		32,210	714,721
Multi Commodity Exchange of India Ltd.		18,552	315,836
Varun Beverages Ltd.		38,049	344,557
WNS Holdings Ltd. - ADR(a)		8,970	493,171
			3,958,977
Indonesia	1.0%
Merdeka Copper Gold Tbk PT(a)		4,110,700	393,844
Malaysia	0.7%
Serba Dinamik Holdings Bhd.		676,790	264,721
Mexico	3.3%
Bolsa Mexicana de Valores S.A.B. de C.V.		122,000	228,347
Corp. Inmobiliaria Vesta S.A.B. de C.V.		160,100	237,526
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		441,446	450,771
Industrias Penoles S.A.B de C.V.		20,275	206,988
Promotora y Operadora de Infraestructura S.A.B. de C.V.(a)		27,459	197,790
			1,321,422
Philippines	1.0%
Wilcon Depot, Inc.		1,314,900	405,262
Poland	2.2%
Asseco Poland S.A.		11,460	191,119
Bank Polska Kasa Opieki S.A.		17,135	233,023
Dino Polska S.A.(a)(b)		8,728	442,292
			866,434
Russia	2.2%
Mail.Ru Group Ltd. - REG - GDR(a)		26,478	595,367
Sistema PJSC - REG - GDR		55,478	262,519
			857,886
South Africa	2.3%
AngloGold Ashanti Ltd. - ADR		10,529	310,500
Dis-Chem Pharmacies Ltd.(b)		150,373	151,879
Ninety One Ltd.(a)		73,142	184,629
Northam Platinum Ltd.(a)		42,972	287,537
			934,545
South Korea	12.8%
Chunbo Co. Ltd.		1,208	92,818
D&C Media Co. Ltd.(a)		10,467	256,931
DB HiTek Co. Ltd.		9,010	218,952
Doosan Fuel Cell Co. Ltd.(a)		12,111	331,222
Douzone Bizon Co. Ltd.		6,316	540,560
Duk San Neolux Co. Ltd.(a)		21,634	606,795

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Ecopro Co. Ltd.		14,347	$355,944
Eugene Technology Co. Ltd.		14,399	330,985
Hugel, Inc.(a)		1,325	523,833
Iljin Materials Co. Ltd.		8,808	368,155
Koh Young Technology, Inc.		3,156	264,559
MegaStudyEdu Co. Ltd.		8,494	252,904
NICE Information Service Co. Ltd.		18,898	287,044
Webcash Corp.		3,687	170,977
WONIK IPS Co. Ltd.(a)		16,236	487,247
			5,088,926
Switzerland	0.8%
Wizz Air Holdings PLC(a)(b)		7,992	329,834
Taiwan	23.5%
Accton Technology Corp.		48,000	370,108
Advanced Ceramic X Corp.		33,000	458,705
Asia Cement Corp.		203,000	299,454
ASMedia Technology, Inc.		17,000	832,235
ASPEED Technology, Inc.		8,600	360,819
Chailease Holding Co. Ltd.		80,340	339,226
Chicony Power Technology Co. Ltd.		116,000	264,643
Chief Telecom, Inc.(a)		15,000	190,247
Elan Microelectronics Corp.		92,000	374,958
Hiwin Technologies Corp.		37,000	366,662
Kaori Heat Treatment Co. Ltd.		82,000	176,176
Kindom Development Co. Ltd.		350,000	367,523
King's Town Bank Co. Ltd.		186,000	225,671
Merida Industry Co. Ltd.		78,000	530,017
momo.com, Inc.		18,000	437,673
Nan Liu Enterprise Co. Ltd.		25,000	223,197
Parade Technologies Ltd.		20,540	687,970
Powertech Technology, Inc.		71,000	256,851
Realtek Semiconductor Corp.		74,000	747,685
Sitronix Technology Corp.		30,000	157,804
TaiDoc Technology Corp.		27,000	250,594
Tong Hsing Electronic Industries Ltd.		83,000	392,663
Unimicron Technology Corp.		166,000	280,977
Universal Vision Biotechnology Co. Ltd.		29,000	171,203
Voltronic Power Technology Corp.		20,000	572,386
			9,335,447
Thailand	2.4%
Com7 PCL - REG		354,400	323,928
Mega Lifesciences PCL - REG		292,900	353,574
Srisawad Corp. PCL - REG(a)		174,120	290,130
			967,632

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Turkey	3.0%
Soda Sanayii A.S.		213,616	$190,686
Sok Marketler Ticaret A.S.(a)		223,678	437,191
Turkcell Iletisim Hizmetleri A.S.		125,452	300,838
Ulker Biskuvi Sanayi A.S.(a)		76,717	271,933
			1,200,648
United Kingdom	1.3%
Avast PLC(b)		48,158	314,986
TCS Group Holding PLC - REG - GDR		9,713	196,888
			511,874
United States	0.6%
QIWI PLC - ADR		13,687	237,059
TOTAL COMMON STOCKS (Cost $32,175,078)			37,855,641
EQUITY-LINKED SECURITIES	0.8%
India	0.8%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)(b)		42,916	312,720
TOTAL EQUITY-LINKED SECURITIES (Cost $364,383)			312,720
PREFERRED STOCKS	1.1%
Brazil	1.1%
Gerdau S.A. - ADR, 0.83%(c)		144,066	426,435
TOTAL PREFERRED STOCKS (Cost $368,446)			426,435
TOTAL INVESTMENTS (Cost $32,907,907)	97.0%		38,594,796
NET OTHER ASSETS (LIABILITIES)	3.0%		1,185,200
NET ASSETS	100.0%		$39,779,996

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

At June 30, 2020 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	5.2%
Consumer Discretionary	14.8
Consumer Staples	6.7
Energy	0.7
Financials	6.9
Health Care	11.8
Industrials	10.9
Information Technology	25.5
Materials	9.7
Real Estate	4.2
Utilities	0.6
Total	97.0%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.1%
Australia	5.4%
Atlassian Corp. PLC - Class A(a)		64,449	$11,618,221
Newcrest Mining Ltd.		552,705	12,322,698
			23,940,919
Denmark	5.4%
Orsted A/S(b)		100,157	11,551,084
Vestas Wind Systems A/S		120,227	12,233,711
			23,784,795
Germany	2.7%
SAP S.E.		86,707	12,069,230
Hong Kong	2.9%
Hong Kong Exchanges & Clearing Ltd.		303,400	12,930,510
Ireland	4.8%
Aptiv PLC		143,772	11,202,714
Medtronic PLC		108,706	9,968,340
			21,171,054
Japan	13.0%
Kao Corp.		134,400	10,640,083
PeptiDream, Inc.(a)		231,100	10,587,258
Rakuten, Inc.		1,248,200	10,976,570
Recruit Holdings Co. Ltd.		362,300	12,384,900
SBI Holdings, Inc.		585,400	12,648,213
			57,237,024
Netherlands	7.9%
ASML Holding N.V.		30,937	11,340,836
Koninklijke DSM N.V.		85,430	11,808,387
Prosus N.V.(a)		127,850	11,865,798
			35,015,021
New Zealand	2.8%
a2 Milk Co. Ltd.(a)		949,931	12,257,665
South Korea	2.5%
NAVER Corp.		49,305	11,057,491
Taiwan	2.9%
MediaTek, Inc.		652,359	12,763,940
United Kingdom	2.6%
IHS Markit Ltd.		154,566	11,669,733
United States	46.2%
Accenture PLC - Class A		58,858	12,637,990
Agilent Technologies, Inc.		131,103	11,585,572
Cboe Global Markets, Inc.		103,171	9,623,791
CME Group, Inc.		55,215	8,974,646
Cree, Inc.(a)		193,281	11,440,302
Estee Lauder Cos. (The), Inc. - Class A		58,345	11,008,534
Intercontinental Exchange, Inc.		115,802	10,607,463

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intuit, Inc.		37,678	$11,159,847
Keysight Technologies, Inc.(a)		106,929	10,776,304
Medpace Holdings, Inc.(a)		124,396	11,571,316
Micron Technology, Inc.(a)		223,232	11,500,913
Microsoft Corp.		63,913	13,006,935
Nasdaq, Inc.		94,913	11,339,256
NVIDIA Corp.		28,942	10,995,355
Oracle Corp.		200,399	11,076,053
PayPal Holdings, Inc.(a)		70,473	12,278,511
PRA Health Sciences, Inc.(a)		122,075	11,876,677
Thermo Fisher Scientific, Inc.		35,018	12,688,422
			204,147,887
TOTAL COMMON STOCKS (Cost $336,000,776)			438,045,269
TOTAL INVESTMENTS (Cost $336,000,776)	99.1%		438,045,269
NET OTHER ASSETS (LIABILITIES)	0.9%		4,079,843
NET ASSETS	100.0%		$442,125,112

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
At June 30, 2020 the industry sectors for the JOHCM Global Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.5%
Consumer Discretionary	7.7
Consumer Staples	7.7
Financials	15.0
Health Care	15.4
Industrials	8.2
Information Technology	34.5
Materials	5.5
Utilities	2.6
Total	99.1%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	55.4%
Agriculture	1.4%
British American Tobacco PLC		10,621	$408,074
Philip Morris International, Inc.		10,388	727,783
			1,135,857
Banks	2.0%
JPMorgan Chase & Co.		5,340	502,280
Lloyds Banking Group PLC		901,419	347,739
Truist Financial Corp.		10,410	390,896
Wells Fargo & Co.		15,025	384,640
			1,625,555
Beverages	1.5%
Coca-Cola HBC A.G.(a)		20,382	511,543
Diageo PLC		21,011	697,438
			1,208,981
Building Materials	1.2%
CRH PLC		17,111	582,003
Vulcan Materials Co.		3,280	379,988
			961,991
Chemicals	2.0%
Air Products & Chemicals, Inc.		3,697	892,678
Linde PLC		3,501	742,597
			1,635,275
Commercial Services	1.4%
Amadeus IT Group S.A.		10,643	553,786
Bureau Veritas S.A.(a)		29,038	611,807
			1,165,593
Cosmetics/Personal Care	1.1%
Unilever PLC		17,314	933,528
Diversified Financial Services	2.9%
Azimut Holding S.p.A.		23,022	392,675
Julius Baer Group Ltd.		12,878	537,978
Mastercard, Inc. - Class A		1,381	408,362
Visa, Inc. - Class A		5,137	992,314
			2,331,329
Electric	2.9%
Ameren Corp.		8,781	617,831
Consolidated Edison, Inc.		6,372	458,338
Duke Energy Corp.		8,230	657,495
WEC Energy Group, Inc.		7,045	617,494
			2,351,158
Electronics	1.1%
ABB Ltd. - REG		21,544	484,257
Honeywell International, Inc.		2,743	396,610
			880,867

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Engineering & Construction	0.5%
Bouygues S.A.(a)		12,657	$431,755
Food	4.3%
Danone S.A.(a)		11,617	802,752
Mondelez International, Inc. - Class A		12,480	638,102
Nestle S.A. - REG		10,845	1,198,104
Sligro Food Group N.V.		24,317	374,436
Sysco Corp.		9,170	501,232
			3,514,626
Food Service	0.8%
Aramark		12,668	285,917
Compass Group PLC		26,165	359,955
			645,872
Healthcare-Products	0.5%
EssilorLuxottica S.A.(a)		3,107	398,222
Holding Companies-Diversified	0.5%
Jardine Matheson Holdings Ltd.		8,900	371,927
Home Builders	0.8%
Sekisui House Ltd.		32,400	616,824
Household Products/Wares	0.8%
Reckitt Benckiser Group PLC		7,233	665,642
Insurance	1.0%
Allianz S.E. - REG		4,104	837,108
Internet	1.2%
Alphabet, Inc. - Class C(a)		291	411,361
Facebook, Inc. - Class A (a)		2,621	595,150
			1,006,511
Investment Companies	0.7%
Groupe Bruxelles Lambert S.A.		7,224	605,285
Lodging	0.6%
Mandarin Oriental International Ltd.		135,900	205,220
Marriott International, Inc. - Class A		3,644	312,400
			517,620
Machinery-Diversified	1.4%
Duerr A.G.		7,996	208,188
FANUC Corp.		2,300	410,993
Flowserve Corp.		9,229	263,211
Rockwell Automation, Inc.		1,111	236,643
			1,119,035
Mining	3.2%
Agnico Eagle Mines Ltd.		6,787	434,775
Barrick Gold Corp.		26,170	704,177
Franco-Nevada Corp.		3,971	554,729

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Newmont Corp.		9,284	$573,194
Royal Gold, Inc.		3,099	385,268
			2,652,143
Oil & Gas	2.0%
Chevron Corp.		5,708	509,325
ConocoPhillips		8,230	345,825
Exxon Mobil Corp.		9,227	412,631
TOTAL S.A.		9,893	376,820
			1,644,601
Oil & Gas Services	0.4%
Schlumberger Ltd.		16,433	302,203
Pharmaceuticals	4.6%
GlaxoSmithKline PLC		46,026	932,576
Pfizer, Inc.		32,519	1,063,371
Roche Holding A.G. - ADR		14,053	609,619
Sanofi		11,154	1,134,798
			3,740,364
Real Estate	2.0%
Great Eagle Holdings Ltd.		75,000	188,458
Hang Lung Properties Ltd.		180,343	427,530
Hongkong Land Holdings Ltd.		48,079	199,002
Hysan Development Co. Ltd.		58,000	187,005
Mitsubishi Estate Co. Ltd.		36,400	541,287
Realogy Holdings Corp.		13,321	98,709
			1,641,991
Real Estate Investment Trusts	3.0%
Boston Properties, Inc.		4,974	449,550
Columbia Property Trust, Inc.		16,293	214,090
Douglas Emmett, Inc.		18,672	572,484
Frasers Logistics & Commercial Trust		388,750	335,762
JBG SMITH Properties		10,281	304,009
Weyerhaeuser Co.		27,331	613,854
			2,489,749
Retail	0.6%
Cie Financiere Richemont S.A. - REG		7,495	477,274
Semiconductors	2.2%
NXP Semiconductors N.V.		5,152	587,534
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		7,314	415,216
Texas Instruments, Inc.		6,058	769,184
			1,771,934
Software	3.7%
Microsoft Corp.		5,690	1,157,972
Oracle Corp.		17,640	974,963
SAP S.E.		6,134	853,825
			2,986,760

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Telecommunications	3.1%
Altice Europe N.V.(a)		39,520	$152,160
KDDI Corp.		25,586	767,142
Verizon Communications, Inc.		22,172	1,222,342
Vodafone Group PLC		252,476	402,588
			2,544,232
TOTAL COMMON STOCKS (Cost $42,355,420)			45,211,812

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	9.9%
Agriculture	0.2%
Philip Morris International, Inc. 2.90%, 11/15/21		$170,000	175,960
Banks	2.9%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 0.66%) 2.37%, 07/21/21(b)		124,000	124,114
(Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(b)		1,200,000	1,076,880
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%)(b) 4.00%, 04/01/25		1,350,000	1,194,021
			2,395,015
Commercial Services	0.2%
Service Corp International 8.00%, 11/15/21		150,000	159,000
Diversified Financial Services	0.5%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%)(b) 5.38%, 06/01/25		350,000	373,912
Food	0.2%
Conagra Brands, Inc. 3.80%, 10/22/21		150,000	155,885
Healthcare-Services	0.9%
Fresenius Medical Care US Finance II, Inc.(c) 4.13%, 10/15/20		300,000	300,364
Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21		428,000	440,115
			740,479
Media	3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.(c) 4.00%, 03/01/23		1,000,000	1,002,500
NBCUniversal Enterprise, Inc.(c) 5.25%, 03/19/21		400,000	401,000

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Time Warner Cable LLC,
4.13%, 02/15/21		$480,000	$485,503
4.00%, 09/01/21		195,000	200,189
ViacomCBS, Inc. (Variable, ICE LIBOR USD 3M + 3.90%)(b) 5.88%, 02/28/57		622,000	612,981
			2,702,173
Pharmaceuticals	0.7%
AbbVie, Inc. 2.30%, 05/14/21		200,000	202,690
CVS Health Corp. 2.63%, 08/15/24		367,000	391,865
			594,555
Pipelines	0.7%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%)(b) 7.38%, 12/15/22		800,000	555,312
Retail	0.3%
Starbucks Corp. 2.10%, 02/04/21		200,000	201,652
TOTAL CORPORATE BONDS (Cost $8,318,555)			8,053,943

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	3.7%
iShares Gold Trust		70,233	1,193,258
SPDR Gold Shares		10,937	1,830,526
TOTAL EXCHANGE TRADED FUNDS (Cost $2,425,235)			3,023,784

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	10.7%
Agriculture	3.8%
BAT International Finance PLC(c) 3.95%, 06/15/25		1,500,000	1,653,636
Imperial Brands Finance PLC,
3.13%, 07/26/24(c)		650,000	675,054
4.25%, 07/21/25(c)		700,000	770,417
			3,099,107
Banks	2.4%
Credit Suisse A.G.(c) 6.50%, 08/08/23		268,000	292,190
Intesa Sanpaolo S.p.A.(c) 5.02%, 06/26/24		1,200,000	1,229,594
Royal Bank of Canada 3.20%, 04/30/21		143,000	146,428
UBS A.G.(c) 2.45%, 12/01/20		300,000	301,921
			1,970,133

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Beverages	0.8%
Bacardi Ltd. 2.75%, 07/03/23		$200,000	$230,589
Diageo Capital PLC 2.13%, 10/24/24		400,000	420,718
			651,307
Electric	0.4%
Enel S.p.A. (Variable, USD Swap 5Y + 5.88%)(b)(c) 8.75%, 09/24/73		300,000	340,863
Electrical Component & Equipments	0.2%
Schneider Electric S.E.(c) 2.95%, 09/27/22		190,000	199,382
Food	0.9%
Mondelez International Holdings Netherlands B.V.(c) 2.00%, 10/28/21		750,000	763,243
Household Products/Wares	0.5%
Reckitt Benckiser Treasury Services PLC(c) 2.38%, 06/24/22		400,000	412,116
Miscellaneous Manufacturing	0.3%
Siemens Financieringsmaatschappij N.V.(c) 2.70%, 03/16/22		200,000	207,615
Oil & Gas	0.4%
Total Capital International S.A.,
2.75%, 06/19/21		150,000	153,419
2.22%, 07/12/21		150,000	152,493
			305,912
Pharmaceuticals	0.5%
Sanofi 4.00%, 03/29/21		400,000	411,210
Telecommunications	0.5%
Vodafone Group PLC (Variable, USD Swap 5Y + 4.87%)(b) 7.00%, 04/04/79		350,000	410,044
TOTAL FOREIGN ISSUER BONDS (Cost $8,379,859)			8,770,932

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.9%
Banks	0.5%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.94%), 6.88%(b)		7,525	200,015
Morgan Stanley (Variable, ICE LIBOR USD 3M + 4.32%), 7.13%(b)		7,550	200,377
			400,392
Diversified Financial Services	0.2%
Charles Schwab (The) Corp. 6%		7,925	202,008

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electric	0.5%
Duke Energy Corp. 5.63%		7,513	$199,921
Duke Energy Corp. 5.75%		7,500	201,900
			401,821
Real Estate Investment Trusts	0.9%
Boston Properties, Inc. 5.25%		3,278	82,048
Public Storage 5.4%		3,150	80,420
Public Storage 5.6%		7,750	206,692
Vornado Realty Trust 5.7%		16,625	378,385
			747,545
Semiconductors	0.8%
Samsung Electronics Co. Ltd. 3.02%(d)		15,623	610,113
Telecommunications	1.0%
AT&T, Inc. 4.75%		34,500	824,895
TOTAL PREFERRED STOCKS (Cost $3,107,059)			3,186,774

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	11.2%
U.S. Treasury Notes	11.2%
2.50%, 02/28/21		$1,400,000	1,421,383
1.50%, 10/31/21		1,000,000	1,017,656
1.13%, 02/28/22		1,080,000	1,097,086
0.38%, 03/31/22		2,911,200	2,921,548
0.50%, 03/15/23		1,821,000	1,836,863
2.13%, 09/30/24		750,000	809,649
			9,104,185
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,006,865)			9,104,185

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.8%
Northern Institutional Treasury Portfolio (Premier Class), 0.10%(e)		3,096,801	3,096,801
TOTAL SHORT-TERM INVESTMENTS (Cost $3,096,801)			3,096,801
TOTAL INVESTMENTS (Cost $76,689,794)	98.6%		80,448,231
NET OTHER ASSETS (LIABILITIES)	1.4%		1,141,447
NET ASSETS	100.0%		$81,589,678

(a)Non-income producing security.
(b)Floating rate security. The rate presented is the rate in effect at June 30, 2020, and the related index and spread are shown parenthetically for each security.
(c)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of June 30, 2020 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

At June 30, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	636,414	United States Dollar	717,103	09/23/2020	$717
Total						$717
At June 30, 2020, the JOHCM Global Income Builder Fund’s investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	57.0%
United Kingdom	12.1
France	5.7
Switzerland	5.4
Japan	2.9
Netherlands	2.6
Italy	2.4
Germany	2.3
Canada	2.3
Hong Kong	1.9
South Korea	0.7
Belgium	0.7
Ireland	0.7
Spain	0.7
Taiwan	0.5
Singapore	0.4
Bermuda	0.3
Total	98.6%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	82.1%
Belgium	1.3%
Proximus SADP		1,381	$28,121
Finland	5.0%
Nokian Renkaat OYJ		2,293	50,263
Wartsila OYJ Abp		7,373	60,861
			111,124
France	11.6%
Coface S.A.(a)		3,490	22,854
Safran S.A.(a)		570	57,018
Sanofi		1,000	101,739
Thales S.A.		937	75,582
			257,193
Germany	6.0%
Continental A.G.		499	48,740
Henkel A.G. & Co. KGaA		582	48,368
SAP S.E.		257	35,773
			132,881
Hong Kong	2.4%
China Mobile Ltd.		7,888	53,300
Italy	5.6%
Enel S.p.A.		14,401	124,067
Japan	14.8%
Daiichikosho Co. Ltd.		900	26,934
KDDI Corp.		2,164	64,883
Nippon Gas Co. Ltd.		1,300	55,800
Nippon Telegraph & Telephone Corp.		3,004	69,934
Pola Orbis Holdings, Inc.		1,915	33,313
Sugi Holdings Co. Ltd.		1,160	78,470
			329,334
Netherlands	1.6%
SBM Offshore N.V.		2,436	35,554
Portugal	3.5%
Galp Energia SGPS S.A.		6,805	78,608
Spain	2.6%
Amadeus IT Group S.A.		574	29,867
Industria de Diseno Textil S.A.		1,061	28,052
			57,919
Switzerland	3.0%
Roche Holding A.G. (Genusschein)		97	33,585
Schindler Holding A.G. - REG		141	33,178
			66,763
United Kingdom	21.4%
B&M European Value Retail S.A.		14,874	73,183
Compass Group PLC		2,975	40,927

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Ferguson PLC		587	$48,020
Johnson Matthey PLC		1,701	44,152
Lancashire Holdings Ltd.		1,140	11,464
National Grid PLC		3,608	44,181
Rio Tinto PLC		1,098	61,784
RSA Insurance Group PLC		10,543	53,445
Sage Group (The) PLC		1,386	11,526
Smith & Nephew PLC		333	6,204
Unilever N.V.		1,542	81,781
			476,667
United States	3.3%
Philip Morris International, Inc.		1,066	74,684
TOTAL COMMON STOCKS (Cost $1,814,314)			1,826,215
EQUITY-LINKED SECURITIES	3.2%
India	3.2%
ITC Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)(b)		26,997	69,819
TOTAL EQUITY-LINKED SECURITIES (Cost $72,066)			69,819
TOTAL INVESTMENTS (Cost $1,886,380)	85.3%		1,896,034
NET OTHER ASSETS (LIABILITIES)	14.7%		327,884
NET ASSETS	100.0%		$2,223,918

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
At June 30, 2020 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	10.9%
Consumer Discretionary	10.8
Consumer Staples	17.4
Energy	5.1
Financials	3.9
Health Care	6.4
Industrials	12.4
Information Technology	3.5
Materials	4.8
Utilities	10.1
Total	85.3%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Australia	5.3%
Atlassian Corp. PLC - Class A(a)		1,314,018	$236,878,025
Newcrest Mining Ltd.		11,059,183	246,567,283
			483,445,308
Denmark	5.5%
Orsted A/S(b)		2,163,870	249,558,625
Vestas Wind Systems A/S		2,442,959	248,583,555
			498,142,180
France	2.7%
L'Oreal S.A.(a)		760,876	243,929,330
Germany	5.5%
Deutsche Boerse A.G.		1,443,986	260,998,991
SAP S.E.		1,710,412	238,081,766
			499,080,757
Hong Kong	2.8%
Hong Kong Exchanges & Clearing Ltd.		6,024,500	256,756,285
Ireland	7.3%
Aptiv PLC		2,928,943	228,223,239
ICON PLC(a)		1,424,187	239,918,542
Medtronic PLC		2,084,506	191,149,200
			659,290,981
Italy	2.6%
FinecoBank Banca Fineco S.p.A.(a)		17,578,872	236,877,214
Japan	35.0%
Advantest Corp.		4,401,000	249,980,563
CyberAgent, Inc.		4,972,000	243,908,252
Fujitsu Ltd.		1,970,555	230,661,559
Japan Exchange Group, Inc.		10,390,800	240,031,112
Kao Corp.		2,777,580	219,893,462
ORIX Corp.		16,201,700	199,772,236
PeptiDream, Inc.(a)		4,648,900	212,977,523
Rakuten, Inc.		26,193,200	230,340,887
Recruit Holdings Co. Ltd.		6,455,000	220,658,369
SBI Holdings, Inc.		11,390,000	246,093,523
Sekisui House Ltd.		11,192,500	213,080,470
Takeda Pharmaceutical Co. Ltd.		6,231,907	222,420,867
Terumo Corp.		6,104,600	231,107,703
Z Holdings Corp.		44,029,511	214,872,755
			3,175,799,281
Netherlands	10.5%
ASML Holding N.V.		640,911	234,944,126
Koninklijke Ahold Delhaize N.V.		8,643,801	235,382,013

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Koninklijke DSM N.V.		1,715,548	$237,128,106
Prosus N.V.(a)		2,603,765	241,656,245
			949,110,490
New Zealand	2.7%
a2 Milk Co. Ltd.(a)		18,771,972	242,228,686
South Korea	2.4%
SK Hynix, Inc.		3,079,990	220,331,473
Spain	2.7%
Siemens Gamesa Renewable Energy S.A.(a)		13,658,705	241,739,277
Switzerland	5.2%
Lonza Group A.G. - REG		492,129	259,496,697
Roche Holding A.G. (Genusschein)		609,737	211,110,187
			470,606,884
Taiwan	2.8%
MediaTek, Inc.		13,058,058	255,491,637
United Kingdom	2.6%
IHS Markit Ltd.		3,178,652	239,988,226
United States	2.7%
Accenture PLC - Class A		1,133,554	243,396,715
TOTAL COMMON STOCKS (Cost $7,005,388,683)			8,916,214,724
TOTAL INVESTMENTS (Cost $7,005,388,683)	98.3%		8,916,214,724
NET OTHER ASSETS (LIABILITIES)	1.7%		154,366,333
NET ASSETS	100.0%		$9,070,581,057

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
At June 30, 2020 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	5.1%
Consumer Discretionary	10.1
Consumer Staples	10.4
Financials	15.9
Health Care	17.3
Industrials	10.5
Information Technology	21.0
Materials	5.3
Utilities	2.7
Total	98.3%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.8%
Australia	1.6%
GWA Group Ltd.		1,393,267	$2,675,125
Canada	4.0%
Heroux-Devtek, Inc.(a)		289,685	2,172,211
Laurentian Bank of Canada		93,731	1,974,592
Linamar Corp.		95,722	2,587,653
			6,734,456
China	1.4%
Greatview Aseptic Packaging Co. Ltd.		3,632,000	1,289,368
Yestar Healthcare Holdings Co. Ltd.(a)		7,204,080	1,108,946
			2,398,314
Finland	3.6%
Ahlstrom-Munksjo OYJ		194,869	2,921,085
Vaisala OYJ - Class A		84,561	3,166,403
			6,087,488
France	7.0%
Coface S.A.(a)		341,895	2,238,899
Eutelsat Communications S.A.		178,569	1,645,355
IPSOS		107,512	2,689,905
Lectra		133,988	2,433,066
Robertet S.A.		2,743	2,866,881
			11,874,106
Germany	3.8%
Gerresheimer A.G.		35,640	3,279,653
KWS Saat S.E. & Co. KGaA		41,825	3,129,269
			6,408,922
Hong Kong	6.3%
Mandarin Oriental International Ltd.		1,615,725	2,439,869
Pico Far East Holdings Ltd.		7,666,000	1,166,958
SITC International Holdings Co. Ltd.		1,615,000	1,720,777
SmarTone Telecommunications Holdings Ltd.		3,446,500	1,846,101
Vinda International Holdings Ltd.		841,000	3,002,514
Wasion Holdings Ltd.		1,211,000	389,261
			10,565,480
Ireland	2.8%
Grafton Group PLC		288,833	2,359,444
Irish Continental Group PLC		572,723	2,326,623
			4,686,067
Japan	18.3%
Ariake Japan Co. Ltd.		41,300	2,626,418
Daiseki Co. Ltd.		109,000	2,902,892
EPS Holdings, Inc.		173,300	1,657,235
Furuno Electric Co. Ltd.		225,100	2,031,831
Iwatani Corp.		81,400	2,843,715

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kintetsu World Express, Inc.		170,200	$2,940,861
Kurita Water Industries Ltd.		60,600	1,681,356
Mani, Inc.		99,900	2,635,991
Rion Co. Ltd.		127,700	2,596,660
Sakata Seed Corp.		79,900	2,555,757
SHO-BOND Holdings Co. Ltd.		62,900	2,785,194
Tayca Corp.		91,400	1,170,770
Transcosmos, Inc.		109,800	2,538,066
			30,966,746
Mexico	1.9%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		3,212,554	3,280,412
Netherlands	2.8%
Corbion N.V.		82,997	2,985,729
Sligro Food Group N.V.		112,408	1,730,869
			4,716,598
Norway	3.1%
Borregaard ASA		255,189	2,711,762
Norway Royal Salmon ASA		97,012	2,530,803
			5,242,565
South Korea	5.9%
Choong Ang Vaccine Laboratory		158,941	2,258,897
Koh Young Technology, Inc.		27,559	2,310,195
Samwha Capacitor Co. Ltd.		48,691	2,187,452
SK Materials Co. Ltd.		19,086	3,199,990
			9,956,534
Sweden	9.4%
AAK AB(a)		133,811	2,296,611
Avanza Bank Holding AB		210,246	2,982,259
BioGaia AB - Class B		55,294	3,046,933
Cloetta AB - Class B(a)		1,016,618	2,585,640
IAR Systems Group AB(a)		152,846	1,885,579
Thule Group AB(b)		120,237	3,031,485
			15,828,507
Switzerland	8.9%
Bobst Group S.A. - REG		43,067	2,540,545
Gurit Holding A.G. - Bearer		1,821	2,648,572
Huber + Suhner A.G. - REG		26,773	1,885,520
LEM Holding S.A. - REG		2,299	3,395,576
Valiant Holding A.G. - REG		26,038	2,429,462
Valora Holding A.G. - REG(a)		10,755	2,054,656
			14,954,331
Taiwan	6.2%
Merida Industry Co. Ltd.		450,000	3,057,792
Paiho Shih Holdings Corp.		1,034,572	1,070,597
Sinmag Equipment Corp.		580,667	1,724,007

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tong Yang Industry Co. Ltd.		2,051,000	$2,530,524
TOPBI International Holdings Ltd.		1,165,850	2,069,805
			10,452,725
United Kingdom	10.8%
Bloomsbury Publishing PLC		925,721	2,293,193
Dart Group PLC		203,119	2,110,491
First Derivatives PLC		68,296	2,160,348
Gamma Communications PLC		137,694	2,190,229
Genus PLC		63,954	2,796,734
Paragon Banking Group PLC		434,727	1,884,179
Porvair PLC		355,611	2,459,685
SThree PLC		722,515	2,420,880
			18,315,739
TOTAL COMMON STOCKS (Cost $171,270,597)			165,144,115
TOTAL INVESTMENTS (Cost $171,270,597)	97.8%		165,144,115
NET OTHER ASSETS (LIABILITIES)	2.2%		3,631,923
NET ASSETS	100.0%		$168,776,038

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
At June 30, 2020 the industry sectors for the JOHCM International Small Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.0%
Consumer Discretionary	11.2
Consumer Staples	12.1
Energy	1.7
Financials	6.8
Health Care	13.4
Industrials	20.6
Information Technology	13.3
Materials	11.7
Total	97.8%